Investments - Narratives (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Investments
AFS securities with continuous loss position (security) | security	296	359	286
AFS securities with continuous loss position for more than 12 months (security) | security	197	216	261
Total accrued interest receivables written off	$ 908	$ 1,034	$ 33
Below Investment Grade
Investments
AFS, unrealized loss	4,300	4,500
Below Investment Grade | Previously Reported
Investments
AFS, unrealized loss		24,600	30,900
Below Investment Grade | Single Largest Investment
Investments
AFS, unrealized loss	1,300	1,200	1,300
Insurance Solutions | Line of Credit
Investments
Off balance sheet credit risk	3,300	4,700	13,000
Insurance Solutions | Credit Loss
Investments
Off balance sheet credit risk	100	100	100
Corporate loans | Asset Management | Line of Credit
Investments
Off balance sheet credit risk	1,400	1,400	1,400
Corporate loans | Asset Management | Credit Loss
Investments
Off balance sheet credit risk	$ 100	$ 100	$ 100